Taxation - Additional Information (Detail) - CNY (¥) ¥ in Thousands		1 Months Ended		12 Months Ended
		Nov. 30, 2018	Sep. 30, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Line Items]
Value added tax rate				6.00%	6.00%	6.00%
Income tax rate percentage				25.00%	25.00%	25.00%	25.00%
Effect of different tax rates available to different jurisdictions	[1]			1.60%	3.30%	26.00%
Unrecognized tax benefits				¥ 0	¥ 0
Fair value loss on derivative liabilities						¥ 2,285,223
High and New Technology Enterprises [Member]
Income Tax Disclosure [Line Items]
Preferential tax rate, remainder of fiscal year		15.00%
Preferential tax rate, in two years		15.00%
Preferential tax rate, in three years		15.00%
Preferential tax rate, in four years		15.00%
Key National Software Enterprise [Member]
Income Tax Disclosure [Line Items]
Income tax rate percentage				10.00%	10.00%
Reduction in tax rate for stated period following the exemption period				15.00%	15.00%
Encouraged Industrial Enterprises [Member]
Income Tax Disclosure [Line Items]
Income tax rate percentage				15.00%
Preferential tax rate				15.00%
HONG KONG
Income Tax Disclosure [Line Items]
Income tax rate percentage				16.50%
CHINA
Income Tax Disclosure [Line Items]
Income tax rate percentage				25.00%
Percentage of research and development expenses entitled to claim by enterprise			50.00%	75.00%
PRC withholding tax rate				10.00%
Deferred tax liability				¥ 0
Undistributed earnings of subsidiaries				2,609,612	¥ 1,427,888
Net tax operating losses from PRC subsidiaries				¥ 169,823
CHINA | Minimum [Member]
Income Tax Disclosure [Line Items]
Net tax operating losses expiration year				Dec. 31, 2021
CHINA | Maximum [Member]
Income Tax Disclosure [Line Items]
Net tax operating losses expiration year				Dec. 31, 2025
CHINA | Software Enterprise [Member]
Income Tax Disclosure [Line Items]
Exemption period for income tax				2 years
Reduction in tax rate for stated period following the exemption period				50.00%
CHINA | High and New Technology Enterprises [Member]
Income Tax Disclosure [Line Items]
Income tax rate percentage				25.00%
Exemption period for income tax				3 years
Preferential tax rate				15.00%	15.00%
CHINA | Variable Interest Entity (VIE) [Member]
Income Tax Disclosure [Line Items]
Income tax rate percentage				25.00%
CHINA | Encouraged Industrial Enterprises [Member]
Income Tax Disclosure [Line Items]
Income tax rate percentage				25.00%
SINGAPORE
Income Tax Disclosure [Line Items]
Effect of different tax rates available to different jurisdictions				17.00%	17.00%
Accumulated operating loss carryforwards not subject to expiration				¥ 587,953
Inland Revenue, Hong Kong [Member]
Income Tax Disclosure [Line Items]
Minimum ownership percentage to be held by foreign investors, description				income tax of 10% on dividends distributed by a FIE
PRC withholding tax rate				5.00%
CAYMAN ISLANDS
Income Tax Disclosure [Line Items]
Effect of different tax rates available to different jurisdictions				0.00%	0.00%	0.00%

[1]	For the year ended December 31, 2018, effect of different tax rates available to different jurisdictions is mainly driven by the fair value loss of derivatives liabilities recognized in relation to the conversion features of the Pre-IPO Preferred Shares (Note 20) in HUYA which is subject to an income tax rate of 0% under the tax laws of Cayman Islands. For the year ended December 31, 2019, effect of different tax rates available to different jurisdictions is mainly driven by the interest income derived from short term deposit which is subject to an income tax rate of 0% under the tax laws of Cayman Islands, partially offset by the losses arising from overseas business which is subject to an income tax rate of 17% under the tax laws of Singapore. For the year ended December 31, 2020, effect of different tax rates available to different jurisdictions is mainly driven by [ ]